Fair Value Measurements (Details) - Schedule of Level 3 Fair Value Measurements Inputs - Level 3 [Member] - $ / shares	6 Months Ended	9 Months Ended
	Jun. 30, 2023	Sep. 30, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Redemption Price	$ 10.43	$ 10.55
Stock price	$ 10.49	$ 10.55
Volatility	56.00%	57.00%
Term (years)	3 years	2 years 10 months 13 days
Risk-free rate	4.64%	4.83%